Business Combinations (Details 3) (Bank of Alpena [Member], USD $) In Thousands, unless otherwise specified	Aug. 08, 2014
Impaired acquired loans	$ 4,698
Non-impaired acquired loans	28,353
Acquired loans	33,051
Residential Mortgage [Member]
Impaired acquired loans	397
Non-impaired acquired loans	6,992
Acquired loans	7,389
Commercial Real Estate Construction [Member]
Impaired acquired loans
Non-impaired acquired loans	109
Acquired loans	109
Commercial Secured by Real Estate [Member]
Impaired acquired loans	3,070
Non-impaired acquired loans	14,721
Acquired loans	17,791
Commercial Real Estate Other [Member]
Impaired acquired loans	1,201
Non-impaired acquired loans	4,213
Acquired loans	5,414
Commercial Loans [Member]
Impaired acquired loans	4,271
Non-impaired acquired loans	19,043
Acquired loans	23,314
Total Consumer Loans [Member]
Impaired acquired loans	30
Non-impaired acquired loans	1,567
Acquired loans	1,598
Consumer Other [Member]
Impaired acquired loans
Non-impaired acquired loans	750
Acquired loans	756
Total Consumer Loans [Member]
Impaired acquired loans	30
Non-impaired acquired loans	2,318
Acquired loans	$ 2,348